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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Philadelphia Trust Company
Address: 1760 Market Street
         2nd Floor
         Philadelphia, PA 19103

Form 13F File Number: 028-05647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael G. Crofton
Title: President
Phone: 215-979-3434

Signature, Place, and Date of Signing:


/s/ Michael G. Crofton                  Philadelphia, Pennsylvania     02/09/09
------------------------------------   ----------------------------   ----------
             [signature]                       [City, State]            [date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         THE PHILADELPHIA TRUST COMPANY
                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      99
Form 13F Information Table Value Total (in thousands): $669,760

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


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                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: THE PHILADELPHIA TRUST COMPANY

                  -1                     -2       -3       -4            -5               -6        -7            -8
------------------------------------- ------- --------- -------- ------------------ ------------- ----- ---------------------
                                                                                      INVESTMENT
                                                                                      DISCRETION
                                       TITLE                                        -------------          VOTING AUTHORITY
                                         OF               VALUE   SHRS OR  SH/ PUT/ SOLE SHRD OTR OTHER ---------------------
            NAME OF ISSUER             CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL   A    B   C   MGRS    SOLE   SHARED NONE
------------------------------------- ------- --------- -------- --------- --- ---- ---- ---- --- ----- --------- ------ ----
3M CO.                                COM     88579y101   18,102   314,595 SH       X                     314,595      0    0
ABBOTT LABS INC                       COM     002824100   17,549   328,818 SH       X                     328,818      0    0
ADOBE SYSTEMS Inc.                    COM     00724f101      896    42,065 SH       X                      42,065      0    0
AIR PRODS & CHEMS INC                 COM     009158106   14,075   279,982 SH       X                     279,982      0    0
AKAMAI TECHNOLOGIES INC               COM     00971t101      203    13,470 SH       X                      13,470      0    0
AMDOCS LTD ORD                        COM     g02602103      322    17,610 SH       X                      17,610      0    0
AMEREN CORPORATION                    COM     023608102      627    18,850 SH       X                      18,850      0    0
APACHE CORP                           COM     037411105    1,156    15,505 SH       X                      15,505      0    0
APARTMENT INVESTMENT & MANAGEMENT CO. COM     03748R101      813    70,366 SH       X                      70,366      0    0
AQUA AMERICA INC.                     COM     03836w103    1,145    55,592 SH       X                      55,592      0    0


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

ARCH COAL INC                         COM     039380100      163    10,000 SH       X                      10,000      0    0
ARTESIAN RESOURCES CORP               Class A 043113208    1,062    66,850 SH       X                      66,850      0    0
AVERY DENNISON CORP                   COM     053611109      442    13,490 SH       X                      13,490      0    0
BANK OF AMERICA CORP                  COM     060505104      500    35,499 SH       X                      35,499      0    0
BECKMAN COULTER INC                   COM     075811109   16,402   373,291 SH       X                     373,291      0    0
BERKSHIRE HATHAWAY INC                Class B 084670207      312        97 SH       X                          97      0    0
BIOGEN IDEC INC                       COM     09062x103   15,007   315,073 SH       X                     315,073      0    0
BOEING CO                             COM     097023105   14,620   342,620 SH       X                     342,620      0    0
BRISTOL MYERS SQUIBB CO               COM     110122108      699    30,048 SH       X                      30,048      0    0
BRYN MAWR BANK CORP                   COM     117665109    1,533    76,290 SH       X                      76,290      0    0
CATERPILLAR INC                       COM     149123101      335     7,501 SH       X                       7,501      0    0
CH ENERGY GROUP                       COM     12541m102      257     5,000 SH       X                       5,000      0    0
CHEVRON CORPORATION                   COM     166764100   18,448   249,400 SH       X                     249,400      0    0
CISCO SYSTEMS INC                     COM     17275R102   13,214   810,652 SH       X                     810,652      0    0
COCA COLA                             COM     191216100   13,704   302,710 SH       X                     302,710      0    0
COLGATE-PALMOLIVE COM                 COM     194162103   19,453   283,815 SH       X                     283,815      0    0


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

CONAGRA FOODS INC                     COM     205887102   19,971 1,210,369 SH       X                   1,210,369      0    0
CONOCOPHILLIPS                        COM     20825c104   14,668   283,166 SH       X                     283,166      0    0
CONSOL ENERGY INC                     COM     20854p109      485    16,985 SH       X                      16,985      0    0
CORNING INC                           COM     219350105      130    13,625 SH       X                      13,625      0    0
DOW CHEMICAL CO.                      COM     260543103    9,802   649,575 SH       X                     649,575      0    0
DUKE ENERGY CORP                      COM     26441c105      904    60,209 SH       X                      60,209      0    0
DUPONT EI DE NEMOURS & CO             COM     263534109   15,649   618,535 SH       X                     618,535      0    0
EATON CORP                            COM     278058102   12,641   254,300 SH       X                     254,300      0    0
ELI LILLY & CO                        COM     532457108   20,290   503,840 SH       X                     503,840      0    0
EMERSON ELECTRIC                      COM     291011104      357     9,742 SH       X                       9,742      0    0
EXELON CORP                           COM     30161n101    1,835    32,989 SH       X                      32,989      0    0
EXXON MOBIL CORPORATION               COM     30231G102    1,125    14,093 SH       X                      14,093      0    0
FPL GROUP INC                         COM     302571104   13,132   260,925 SH       X                     260,925      0    0
GENERAL DYNAMICS CORP                 COM     369550108   16,910   293,625 SH       X                     293,625      0    0
GENERAL ELECTRIC CORP                 COM     369604103      644    39,745 SH       X                      39,745      0    0
GOOGLE Inc.                           COM     38259p508   10,663    34,660 SH       X                      34,660      0    0
HERSHEY FOODS                         COM     427866108   18,614   535,800 SH       X                     535,800      0    0
HEWLETT PACKARD CO                    COM     428236103   15,183   418,385 SH       X                     418,385      0    0


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

HONEYWELL INTERNATIONAL INC           COM     438516106   17,202   523,980 SH       X                     523,980      0    0
INTEGRAL SYSTEMS INC                  COM     45810h107      713    59,190 SH       X                      59,190      0    0
INTEL CORP                            COM     458140100   13,953   951,755 SH       X                     951,755      0    0
IBM CORPORATION                       COM     459200101   16,806   199,686 SH       X                     199,686      0    0
J.P. MORGAN                           COM     46625H100    8,447   267,891 SH       X                     267,891      0    0
JM SMUCKER Co.                        COM     832696405    2,341    54,000 SH       X                      54,000      0    0
JOHNSON & JOHNSON                     COM     478160104      636    10,636 SH       X                      10,636      0    0
JOY GLOBAL INC.                       COM     481165108    3,173   138,625 SH       X                     138,625      0    0
KBR INC.                              COM     48242w106    1,961   129,025 SH       X                     129,025      0    0
KRAFT FOODS INC                       COM     50075n104   21,182   788,916 SH       X                     788,916      0    0
L-3 COMMUNICATIONS                    COM     502424104   21,623   293,075 SH       X                     293,075      0    0
LABORATORY CORP OF AMERICA            COM     50540r409   14,407   223,670 SH       X                     223,670      0    0
M&T BANK CORP                         COM     55261F104      731    12,740 SH       X                      12,740      0    0
MEDTRONIC                             COM     585055106   13,281   422,698 SH       X                     422,698      0    0
MERITOR SAVINGS BANK                  COM     590007100       58    23,025 SH       X                      23,025      0    0
MET PRO CORP                          COM     590876306    5,698   427,787 SH       X                     427,787      0    0
MICROSOFT CORP                        COM     594918104    1,235    63,509 SH       X                      63,509      0    0


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

MINE SAFETY APPLIANCES CO             COM     602720104      598    25,000 SH       x                      25,000      0    0
MOOG INC                              Class A 615394202    1,588    43,412 SH       x                      43,412      0    0
MUELLER INDUSTRIES INC                COM     624756102    1,718    68,510 SH       X                      68,510      0    0
MUELLER WATER PRODUCTS INC-B          Class B 624758207      187    22,170 SH       X                      22,170      0    0
NATIONAL OILWELL VARCO INC            COM     637071101   10,103   413,400 SH       X                     413,400      0    0
NATIONAL PENN BANCSHARES INC          COM     637138108      325    22,392 SH       X                      22,392      0    0
NEWALLIANCE BANCSHARES                COM     650203102      132    10,000 SH       X                      10,000      0    0
NUCOR CORP                            COM     670346105   18,350   397,190 SH       X                     397,190      0    0
NYSE EURONEXT INC                     COM     629491101   16,494   602,415 SH       X                     602,415      0    0
ORASURE TECHNOLOGIES INC              COM     68554V108       37    10,000 SH       X                      10,000      0    0
PEPSICO INC                           COM     713448108      911    16,627 SH       X                      16,627      0    0
PFIZER INC                            COM     717081103      594    33,558 SH       x                      33,558      0    0
PIONEER NAT RES CO                    COM     723787107      324    20,000 SH       x                      20,000      0    0
PNC FINANCIAL SERVICES GROUP          COM     693475105    2,347    47,896 SH       X                      47,896      0    0
PROCTER & GAMBLE COMPANY              COM     742718109    1,498    24,238 SH       X                      24,238      0    0
RPM Inc.                              COM     749685103      334    25,100 SH       X                      25,100      0    0


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

SASOL LTD SPONSORED                   ADR     803866300    1,521    50,150 SH       x                      50,150      0    0
SCANA CORP                            COM     80589M102      570    16,000 SH       x                      16,000      0    0
SCHLUMBERGER LTD                      ADR     806857108      383     9,059 SH       x                       9,059      0    0
SIGMA-ALDRICH                         COM     826552101   15,690   371,455 SH       X                     371,455      0    0
SPDR TRUST SERIES I                   ETF     78462F103    8,293    91,900 SH       X                           0      0    0
STATE STREET CORP.                    COM     857477103    8,836   224,660          X                     224,660      0    0
SUNOCO INC                            COM     86764p109      582    13,400 SH       X                      13,400      0    0
SYNTROLEUM CORP COM                   COM     871630109       19    35,400 SH       X                      35,400      0    0
TEXAS INSTRUMENTS                     COM     882508104    8,059   519,280 SH       X                     519,280      0    0
TYCO INTERNATIONAL LTD                COM     G9143x208      778    36,029 SH       X                      36,029      0    0
UNITED TECHNOLOGIES CORP              COM     913017109   18,058   336,895 SH       X                     336,895      0    0
UNUM GROUP                            COM     91529Y106      763    41,000 SH       X                      41,000      0    0


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

US BANCORP                            COM     902973304   16,589   663,305 SH       X                     663,305      0    0
VALERO ENERGY CORP.                   COM     91913Y100    8,586   396,775 SH       X                     396,775      0    0
VERIZON COMMUNICATIONS                COM     92343V104   18,766   553,572 SH       X                     553,572      0    0
VIST FINANCIAL CORP                   COM     918255100       85    11,021 SH       X                      11,021      0    0
WALGREEN COMPANY                      COM     931422109   15,283   619,485 SH       X                     619,485      0    0
WD 40 CO                              COM     929236107    1,205    42,600 SH       X                      42,600      0    0
WELLS FARGO & CO                      COM     949746101      960    32,563 SH       X                      32,563      0    0
WEYERHAEUSER CO                       COM     962166104      597    19,500 SH       X                      19,500      0    0
WHITING PETROLEUM CORP                COM     966387102      814    24,325 SH       X                      24,325      0    0
WORLD FUEL SERVICES CORP              COM     981475106      298     8,050 SH       X                       8,050      0    0


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